UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019 (Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of June 30, 2012

Bonds
Corporate bonds
Aerospace & defense	0.95%
Automobiles	0.98
Banks	0.31
Beverages	0.50
Biotechnology	0.07
Building products	0.35
Capital markets	3.38
Chemicals	0.81
Commercial banks	2.48
Commercial services & supplies	0.89
Communications equipment	0.31
Computers & peripherals	0.20
Diversified financial services	6.73
Diversified telecommunication services	4.05
Electric utilities	4.44
Energy equipment & services	0.98
Food & staples retailing	2.05
Food products	1.37
Gas utilities	0.59
Health care providers & services	0.64
Hotels, restaurants & leisure	0.23
Household durables	0.24
Independent power producers & energy traders	0.66
Industrial conglomerates	0.05
Insurance	3.22
Leisure equipment & products	0.28
Life sciences tools & services	0.10
Machinery	0.15
Media	4.27
Metals & mining	2.63
Multiline retail	0.54
Multi-utilities	1.02
Office electronics	0.42
Oil, gas & consumable fuels	8.03
Paper & forest products	0.57
Pharmaceuticals	0.94
Real estate investment trust (REIT)	1.23
Road & rail	0.79
Semiconductors & semiconductor equipment	0.25
Software	0.29
Specialty retail	0.16
Tobacco	2.08
Wireless telecommunication services	0.84

Total corporate bonds	61.07%
Asset-backed securities	0.60
Commercial mortgage-backed securities	0.66
Mortgage & agency debt securities	9.14
Municipal bonds	6.96
US government obligations	17.01
Non-US government obligations	2.62
Supranational bond	0.17

Total bonds	98.23%
Common stocks	0.01
Preferred stock	0.02
Short-term investment	0.89

Total investments	99.15%
Cash and other assets, less liabilities	0.85

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
June 30, 2012 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.23%
Corporate bonds — 61.07%
Australia — 0.87%
Rio Tinto Finance USA Ltd.,
3.750%, due 09/20/21	$400,000	$429,635
5.200%, due 11/02/40	750,000	886,449

Total Australia corporate bonds		1,316,084

Austria — 0.26%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	375,000	400,313

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	168,020

Brazil — 0.56%
Petrobras International Finance Co.,
5.375%, due 01/27/21	400,000	430,432
6.875%, due 01/20/40	350,000	415,310

Total Brazil corporate bonds		845,742

Canada — 2.29%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	490,000	616,878
Barrick Gold Corp.,
3.850%, due 04/01/22	350,000	362,364
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	497,716
EnCana Corp.,
6.625%, due 08/15/37	250,000	279,685
Petro-Canada,
6.800%, due 05/15/38	520,000	649,046
Teck Resources Ltd.,
6.250%, due 07/15/41	375,000	419,842
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	639,867

Total Canada corporate bonds		3,465,398

Cayman Islands — 1.49%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	601,531
7.500%, due 04/15/31	575,000	669,370
Vale Overseas Ltd.,
4.375%, due 01/11/22	965,000	982,682

Total Cayman Islands corporate bonds		2,253,583

France — 0.47%
Electricite De France,
6.950%, due 01/26/39[1]	300,000	355,297
France Telecom SA,
8.500%, due 03/01/31	75,000	105,257
Vivendi SA,
4.750%, due 04/12/22[1]	250,000	246,717

Total France corporate bonds		707,271

Luxembourg — 0.69%
Covidien International Finance SA,
4.200%, due 06/15/20	440,000	486,571
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	286,546
Telecom Italia Capital SA,
6.375%, due 11/15/33	350,000	274,750

Total Luxembourg corporate bonds		1,047,867

Mexico — 0.78%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	709,778
Petroleos Mexicanos,
6.500%, due 06/02/41	410,000	478,675

Total Mexico corporate bonds		1,188,453

Netherlands — 0.68%
Rabobank Nederland NV,
3.375%, due 01/19/17	200,000	205,838
EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	304,472
Koninklijke Philips Electronics NV,
5.000%, due 03/15/42	75,000	80,628
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	434,996

Total Netherlands corporate bonds		1,025,934

Netherlands Antilles — 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	131,472

Norway — 0.12%
Statoil ASA,
4.250%, due 11/23/41	175,000	185,428

Qatar — 0.37%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	566,475

South Africa — 0.29%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	430,000	441,924

Sweden — 0.15%
Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	224,098

United Kingdom — 1.16%
Barclays Bank PLC,
5.140%, due 10/14/20	60,000	56,705
British Telecommunications PLC,
9.625%, due 12/15/30	555,000	834,682
HSBC Holdings PLC,
4.000%, due 03/30/22	275,000	285,559
6.100%, due 01/14/42	150,000	183,701
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	390,004

Total United Kingdom corporate bonds		1,750,651

United States — 50.69%
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	628,627
Aflac, Inc.,
6.450%, due 08/15/40	325,000	376,283
Alabama Power Co.,
4.100%, due 01/15/42	550,000	558,803
Allergan, Inc.,
5.750%, due 04/01/16	495,000	573,727
Alltel Corp.,
7.875%, due 07/01/32	300,000	448,290
Altria Group, Inc.,
9.700%, due 11/10/18	310,000	428,968
9.950%, due 11/10/38	480,000	763,233

American International Group, Inc.,
4.250%, due 09/15/14	275,000	284,991
4.875%, due 06/01/22	175,000	179,064
5.850%, due 01/16/18	525,000	580,400
Amgen, Inc.,
5.650%, due 06/15/42	100,000	111,592
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	433,548
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	543,004
Apache Corp.,
5.100%, due 09/01/40	625,000	717,677
Archer-Daniels-Midland Co.,
4.535%, due 03/26/42	418,000	448,527
AT&T, Inc.,
6.500%, due 09/01/37	1,665,000	2,116,824
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	180,447
Bank of America Corp.,
3.875%, due 03/22/17	360,000	366,731
5.700%, due 01/24/22	90,000	99,116
5.875%, due 02/07/42	225,000	246,460
Bank of America N.A.,
6.000%, due 10/15/36	250,000	262,921
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,566,142
Boeing Co.,
6.875%, due 03/15/39	400,000	585,270
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	480,000	548,859
Caterpillar, Inc.,
6.050%, due 08/15/36	175,000	229,287
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	331,944
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	193,142
Cisco Systems, Inc.,
5.900%, due 02/15/39	175,000	225,494
Citigroup, Inc.,
4.450%, due 01/10/17	355,000	372,126
4.500%, due 01/14/22	200,000	206,571
5.875%, due 01/30/42	155,000	169,286
6.125%, due 05/15/18	810,000	904,425
6.875%, due 03/05/38	125,000	152,898
8.125%, due 07/15/39	375,000	500,436
Comcast Corp.,
6.950%, due 08/15/37	1,750,000	2,247,728
ConocoPhillips,
6.500%, due 02/01/39	925,000	1,280,946
Consolidated Edison Co., Inc.,
Series 2012 A, 4.200%, due 03/15/42	125,000	133,224
7.125%, due 12/01/18	400,000	517,895
CSX Corp.,
6.220%, due 04/30/40	150,000	184,988
CVS Caremark Corp.,
6.250%, due 06/01/27	500,000	620,257
Daimler Finance North America LLC,
8.500%, due 01/18/31	150,000	229,487
Dell, Inc.,
5.400%, due 09/10/40	290,000	304,832
Devon Energy Corp.,
4.750%, due 05/15/42	375,000	393,507
DirecTV Holdings LLC,
6.000%, due 08/15/40	445,000	484,927
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	612,782
Dow Chemical Co.,
4.125%, due 11/15/21	750,000	804,452
8.550%, due 05/15/19	222,000	295,276
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	464,250

EI du Pont de Nemours & Co.,
5.600%, due 12/15/36	50,000	62,975
Energy Transfer Partners LP,
5.200%, due 02/01/22	500,000	535,456
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	566,412
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	175,000	210,952
ERP Operating LP,
4.750%, due 07/15/20	485,000	533,525
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	162,037
Florida Power Corp.,
6.350%, due 09/15/37	215,000	290,242
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,252,500
FPL Group Capital, Inc.,
6.650%, due 06/15/67[2]	200,000	204,800
Freeport-McMoRan Copper & Gold, Inc.,
3.550%, due 03/01/22	200,000	196,776
General Electric Capital Corp.,
4.650%, due 10/17/21	800,000	888,421
5.875%, due 01/14/38	1,000,000	1,148,004
Genworth Financial, Inc.,
7.625%, due 09/24/21	300,000	283,450
Goldman Sachs Group, Inc.,
3.625%, due 02/07/16	425,000	425,047
5.750%, due 01/24/22	1,355,000	1,430,343
6.750%, due 10/01/37	570,000	558,630
Halliburton Co.,
4.500%, due 11/15/41	200,000	209,731
Harris Corp.,
6.375%, due 06/15/19	200,000	235,438
Hasbro, Inc.,
6.350%, due 03/15/40	365,000	424,004
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	257,173
5.625%, due 08/15/35	855,000	863,571
Intel Corp.,
4.800%, due 10/01/41	335,000	383,653
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	826,875
International Paper Co.,
7.500%, due 08/15/21	365,000	465,573
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	1,100,000	1,099,994
JPMorgan Chase & Co.,
3.150%, due 07/05/16	800,000	822,723
4.500%, due 01/24/22	185,000	199,285
5.400%, due 01/06/42	350,000	384,307
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	751,925
6.500%, due 09/01/39	75,000	85,655
Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	562,358
6.875%, due 01/26/39	440,000	571,686
Kroger Co.,
6.900%, due 04/15/38	650,000	796,577
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17[3,4]	585,000	0
6.875%, due 05/02/18[4]	785,000	182,513
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	158,378
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	225,000	238,928
Marathon Oil Corp.,
6.600%, due 10/01/37	180,000	222,607
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	394,040
McDonald’s Corp.,
3.700%, due 02/15/42	140,000	139,321
5.700%, due 02/01/39	160,000	208,426
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	710,664
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	1,000,000	1,118,936
MetLife, Inc.,
5.875%, due 02/06/41	650,000	798,115

Monsanto Co.,
5.500%, due 08/15/25	65,000	81,221
Morgan Stanley,
4.750%, due 03/22/17	360,000	359,209
Series F,
5.625%, due 09/23/19	575,000	569,078
6.625%, due 04/01/18	450,000	470,506
Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	428,861
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	231,838
News America, Inc.,
6.200%, due 12/15/34	695,000	790,706
7.750%, due 12/01/45	350,000	427,999
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	241,609
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	507,985
7.000%, due 09/01/22	380,000	461,581
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	279,010
Oracle Corp.,
6.500%, due 04/15/38	320,000	436,629
Owens Corning,
6.500%, due 12/01/16	475,000	528,162
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	400,000	504,075
8.250%, due 10/15/18	275,000	370,680
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	210,000	266,696
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	774,050
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,449,227
Phillips 66,
4.300%, due 04/01/22[1]	225,000	236,693
Progress Energy, Inc.,
7.750%, due 03/01/31	95,000	133,585
Prudential Financial, Inc.,
5.625%, due 05/12/41	110,000	112,338
Series B, 5.750%, due 07/15/33	40,000	41,455
Series D,
6.100%, due 06/15/17	505,000	576,157
6.625%, due 12/01/37	260,000	294,070
PSEG Power LLC,
8.625%, due 04/15/31	695,000	1,004,126
Republic Services, Inc.,
6.200%, due 03/01/40	425,000	511,314
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	513,594
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]	200,000	212,691
Safeway, Inc.,
7.450%, due 09/15/27	725,000	828,755
San Diego Gas & Electric Co.,
3.950%, due 11/15/41	275,000	289,420
Simon Property Group LP,
6.750%, due 02/01/40	325,000	404,504
Southern California Edison Co.,
4.050%, due 03/15/42	175,000	182,517
6.650%, due 04/01/29	320,000	420,082
Southern Copper Corp.,
6.750%, due 04/16/40	250,000	264,740
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	557,692

Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	161,000
SunTrust Bank,
7.250%, due 03/15/18	495,000	572,861
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	346,636
Target Corp.,
6.350%, due 11/01/32	315,000	417,974
6.500%, due 10/15/37	185,000	246,406
7.000%, due 01/15/38	105,000	147,496
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	770,599
8.750%, due 02/14/19	410,000	545,125
Time Warner, Inc.,
7.625%, due 04/15/31	710,000	917,065
Tupperware Brands Corp.,
4.750%, due 06/01/21	355,000	367,767
Union Pacific Corp.,
5.780%, due 07/15/40	180,000	223,933
United Technologies Corp.,
4.500%, due 06/01/42	250,000	274,601
5.700%, due 04/15/40	290,000	367,799
6.700%, due 08/01/28	160,000	210,241
UnitedHealth Group, Inc.,
5.800%, due 03/15/36	50,000	61,697
6.875%, due 02/15/38	300,000	417,036
Valero Energy Corp.,
6.625%, due 06/15/37	150,000	168,193
7.500%, due 04/15/32	465,000	538,726
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,343,531
Viacom, Inc.,
4.500%, due 02/27/42	300,000	294,823
Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	224,630
Vornado Realty LP, REIT,
4.250%, due 04/01/15	880,000	928,056
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	600,000	846,252
Washington Mutual Bank,
5.500%, due 01/15/13[3,4]	750,000	75
Wells Fargo & Co.,
2.100%, due 05/08/17	300,000	300,671
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	450,000	530,877
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	476,781
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	240,193
Williams Partners LP,
6.300%, due 04/15/40	275,000	325,685
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	278,471
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	480,445
Xcel Energy, Inc.,
4.800%, due 09/15/41	475,000	531,533
Xerox Corp.,
6.350%, due 05/15/18	540,000	629,565

Total United States corporate bonds		76,721,288

Total corporate bonds
(cost $83,771,622)		92,440,001

Asset-backed securities — 0.60%
United States — 0.60%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.445%, due 08/25/35[2]	72,305	69,605
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	528,328
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	270,524	305,015

Total asset-backed securities
(cost $714,972)		902,948

Commercial mortgage-backed securities — 0.66%
United States — 0.66%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.644%, due 04/10/49[2]	475,000	482,171
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class A4,
5.815%, due 06/15/49[2]	475,000	521,457

Total commercial mortgage-backed securities
(cost $883,908)		1,003,628

Mortgage & agency debt securities — 9.14%
United States — 9.14%
Federal Home Loan Mortgage Corp.,[5]
5.000%, due 01/30/14	30,000	32,198
Federal Home Loan Mortgage Corp. Gold Pools,[5]
#E01127, 6.500%, due 02/01/17	37,037	39,894
Federal National Mortgage Association Pools,[5]
#AE1568, 4.000%, due 09/01/40	746,337	795,584
#AI7381, 4.000%, due 09/01/41	1,942,636	2,071,429
#AL0160, 4.500%, due 05/01/41	1,086,001	1,168,814
#688066, 5.500%, due 03/01/33	163,690	181,851
#793666, 5.500%, due 09/01/34	698,260	770,708
#802481, 5.500%, due 11/01/34	141,694	156,396
#596124, 6.000%, due 11/01/28	110,205	122,789
#253824, 7.000%, due 03/01/31	62,441	73,753
Federal National Mortgage Association Re-REMIC,[5]
Series 1993-106, Class Z,
7.000%, due 06/25/13	6,638	6,795
Government National Mortgage Association Pools,
#4696, 4.500%, due 05/20/40	6,283,758	6,943,182
#781029, 6.500%, due 05/15/29	34,142	40,211
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,219,190	1,117,009
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	296,058	308,184

Total mortgage & agency debt securities
(cost $13,637,790)		13,828,797

Municipal bonds — 6.96%
California — 1.07%
Los Angeles Unified School District,
6.758%, due 07/01/34	150,000	194,469
State of California, GO,
7.300%, due 10/01/39	570,000	712,067
7.550%, due 04/01/39	365,000	472,850
University of California Revenue Bonds,
Series 2009, 5.770%, due 05/15/43	195,000	237,970

		1,617,356

Georgia — 0.12%
Municipal Electric Authority of Georgia Revenue Bonds,
6.637%, due 04/01/57	150,000	174,922

Illinois — 1.47%
Illinois State Taxable Pension,
Series 2003, 5.100%, due 06/01/33	2,350,000	2,218,494

Massachusetts — 0.10%
Commonwealth of Massachusetts, GO,
5.456%, due 12/01/39	125,000	156,780

New Jersey — 3.30%
New Jersey Economic Development
Authority Revenue Bonds,
Series B, 4.851%, due 02/15/18[6]	5,000,000	4,126,300
New Jersey State Turnpike Authority Revenue Bonds,
Series F, 7.414%, due 01/01/40	140,000	204,873
New Jersey Transportation Trust Fund
Authority Revenue Bonds,
6.561%, due 12/15/40	500,000	671,395

		5,002,568

New York — 0.39%
Metropolitan Transportation Authority Revenue Bonds,
6.668%, due 11/15/39	200,000	261,002
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	265,000	328,179

		589,181

Pennsylvania — 0.22%
Commonwealth of Pennsylvania, GO,
5.350%, due 05/01/30	300,000	332,970

Tennessee — 0.22%
Metropolitan Government of Nashville &
Davidson County Convention Center
Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	339,021

Texas — 0.07%
Texas Transportation Commission Revenue Bonds,
Series B, 5.178%, due 04/01/30	90,000	109,841

Total municipal bonds
(cost $9,089,180)		10,541,133

US government obligations — 17.01%
US Treasury Bonds,
3.125%, due 11/15/41	4,305,000	4,627,875
3.125%, due 02/15/42	8,125,000	8,726,754
US Treasury Notes,
0.250%, due 05/31/14	45,000	44,944
0.625%, due 05/31/17	1,540,000	1,532,902
0.875%, due 04/30/17	2,890,000	2,911,900
1.750%, due 05/15/22	1,845,000	1,859,991
2.000%, due 02/15/22	5,840,000	6,036,644

Total US government obligations
(cost $25,030,735)		25,741,010

Non-US government obligations — 2.62%
Brazil — 1.64%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,410,750
8.875%, due 04/15/24	700,000	1,081,500

		2,492,250

Mexico — 0.98%
United Mexican States,
4.750%, due 03/08/44	225,000	241,313
8.300%, due 08/15/31	800,000	1,238,000

		1,479,313

Total Non-US government obligations
(cost $3,077,296)		3,971,563

Supranational bond — 0.17%
Inter-American Development Bank,
7.000%, due 06/15/25
(cost $244,539)	175,000	250,515

Total bonds
(cost $136,450,042)		148,679,595

	Shares

Common stocks — 0.01%
United States — 0.01%
Washington Mutual Funding Tranche III*3,7	1,300	13
WMI Holdings Corp.*	25,741	12,870

Total common stocks
(cost $14,157)		12,883

Preferred stock — 0.02%
United States — 0.02%
Ally Financial, Inc.,
7.000%[1,8]
(cost $34,713)	42	37,418

Short-term investment — 0.89%
Investment company — 0.89%
UBS Cash Management Prime Relationship Fund[9]
(cost $1,340,456)	1,340,456	1,340,456

Total investments[10]—99.15%
(cost $137,839,368)		150,070,352
Cash and other assets, less liabilities — 0.85%		1,289,594

Net assets — 100.00%		$151,359,946

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$14,587,977
Gross unrealized depreciation	(2,356,993)

Net unrealized appreciation of investments	$12,230,984

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Fund’s independent auditors.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$92,439,926	$75	$92,440,001
Asset-backed securities	—	902,948	—	902,948
Commercial mortgage-backed securities	—	1,003,628	—	1,003,628
Mortgage & agency debt securities	—	13,828,797	—	13,828,797
Municipal bonds	—	10,541,133	—	10,541,133
US government obligations	—	25,741,010	—	25,741,010
Non-US government obligations	—	3,971,563	—	3,971,563
Supranational bonds	—	250,515	—	250,515
Common stocks	12,870	—	13	12,883
Preferred stock	—	37,418	—	37,418
Short-term investment	—	1,340,456	—	1,340,456

Total	$12,870	$150,057,394	$88	$150,070,352

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common stock	Total

Assets
Beginning balance	$19,500	$—	$19,500
Purchases	—	—	—
Issuances	—	0	0
Sales	(14,157)	—	(14,157)
Settlements	—	—	—
Accrued discounts (premiums)	5,799	—	5,799
Total realized gain (loss)	(1,288,995)	—	(1,288,995)
Change in net unrealized appreciation/depreciation	1,277,853	13	1,277,866
Transfers into Level 3[11]	75	—	75
Transfers out of Level 3	—	—	—

Ending balance	$75	$13	$88

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2012 was $(609,021).

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $5,913,585 or 3.91% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rate as of June 30, 2012 and changes periodically.
[3]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2012, the value of these securities amounted to $88 or 0.00% of net assets.
[4]	Security is in default.
[5]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[6]	Rate shown reflects annualized yield at June 30, 2012 on zero coupon bond.
[7]	Security is illiquid. At June 30, 2012, the value of this security amounted to $13 or 0.00% of net assets.
[8]	This security is subject to a perpetual call and may be called in full or partially on or anytime after August 1, 2012.
[9]	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	09/30/11	06/30/12	06/30/12	06/30/12	06/30/12

UBS Cash Management Prime Relationship Fund	$1,913,431	$57,332,732	$57,905,707	$1,340,456	$3,607

[10]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.
[11]	Transfers into Level 3 represent the value at the end of the period. At June 30, 2012, a security was transfered from Level 2 to Level 3 as the valuation is based on unobservable inputs.

Portfolio acronyms
GO	General Obligation
GSR	Goldman Sachs Residential
REIT	Real estate investment trust
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 29, 2012